UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
					[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Chicago Asset Management Company
Address:	70 West Madison Street
		56th Floor
		Chicago, IL  60602

13F File Number:  28-1560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Donna L. Minnich
Title:	Executive Vice President
Phone:	312-372-2800
Signature, Place, and Date of Signing:

	Donna L. Minnich		Chicago, Illinois		October 27, 1999

Report Type (Check only one.):
[ X	]	13F HOLDINGS REPORT.
[	]	13F NOTICE.
[	]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$926,431



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORP                   Com              001957109    33221   763700 SH       SOLE                   603900            159800
AETNA LIFE & CAS CO            Com              008117103    20269   411550 SH       SOLE                   325350             86200
ALLSTATE CORP.                 Com              020002101    28511  1143300 SH       SOLE                   905000            238300
BANK OF AMERICA CORP           Com              060505104    31212   560489 SH       SOLE                   442233            118256
BANK ONE CORP                  Com              06423A103    32900   945055 SH       SOLE                   746611            198444
BELL ATLANTIC CORP COM         Com              077853109    36110   536450 SH       SOLE                   422550            113900
CHUBB CORP                     Com              171232101    32735   659650 SH       SOLE                   522250            137400
COLUMBIA HCA HEALTHCARE CORP   Com              197677107    32621  1539625 SH       SOLE                  1198325            341300
CONOCO INC - CLASS B           Com              208251405    36042  1316600 SH       SOLE                  1041400            275200
CROWN CORK & SEAL INC COM      Com              228255105    25576  1054700 SH       SOLE                   835200            219500
DAIMLERCHRYSLER AG             Com              D1668R123    30074   433104 SH       SOLE                   343071             90033
DELUXE CORP                    Com              248019101    32592   958600 SH       SOLE                   755800            202800
DOW CHEM CO                    Com              260543103    32150   282950 SH       SOLE                   223050             59900
DU PONT E I DE NEMOUR          Com              263534109      212     3500 SH       SOLE                     3500
EASTMAN KODAK CO               Com              277461109    38175   504800 SH       SOLE                   399100            105700
ELECTRONIC DATA SYSTEMS CORP   Com              285661104    31101   587500 SH       SOLE                   464025            123475
ENRON CORP                     Com              293561106    25639   624400 SH       SOLE                   492200            132200
FIRST UNION CORP               Com              337358105    32298   906600 SH       SOLE                   716600            190000
GENERAL ELECTRIC CO            Com              369604103      427     3600 SH       SOLE                     3600
GENERAL MILLS INC              Com              370334104      227     2800 SH       SOLE                     2800
GENERAL MOTORS CORP            Com              370442105    33544   532975 SH       SOLE                   421275            111700
GOODYEAR TIRE & RUBBER         Com              382550101    29513   613250 SH       SOLE                   483550            129700
HEWLETT PACKARD CO             Com              428236103      209     2300 SH       SOLE                     2300
IBM                            Com              459200101    33251   274800 SH       SOLE                   217400             57400
INTERNATIONAL PAPER            Com              460146103    19153   398500 SH       SOLE                   314200             84300
MINNESOTA MNG & MFG CO         Com              604059105      202     2100 SH       SOLE                     2100
MOTOROLA INC                   Com              620076109    31913   362650 SH       SOLE                   285650             77000
NEWMONT MINING CORP            Com              651639106    41036  1585950 SH       SOLE                  1251250            334700
PHARMACIA & UPJOHN             Com              716941109    32287   650620 SH       SOLE                   514400            136220
RAYTHEON CO-CLASS A            Com              755111309    29053   599038 SH       SOLE                   470008            129030
SCHLUMBERGER LTD               Com              806857108    26140   419500 SH       SOLE                   331400             88100
SEARS ROEBUCK & CO             Com              812387108    26396   841300 SH       SOLE                   666600            174700
SUNOCO INC COM                 Com              86764P109    13734   501700 SH       SOLE                   396900            104800
SYSCO CORP                     Com              871829107     5990   170850 SH       SOLE                   135050             35800
TENNECO INC                    Com              88037E101    21458  1262250 SH       SOLE                   995650            266600
UNITED HEALTHCARE CORP         Com              910581107    24408   501325 SH       SOLE                   394825            106500
WEYERHAEUSER CO                Com              962166104    26051   452075 SH       SOLE                   356475             95600